Note 3 - Acquisitions (Details) - Acquisition Details (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Business Acquisition [Line Items]
Gain on revaluation of previously held equity investment	$ (820)
Goodwill	427,178	503,554	402,645
Acquistitions 2014 [Member]
Business Acquisition [Line Items]
Current assets		35,641
Long term assets		8,157
Current liabilities		(45,980)
Long-term liabilities		(9,950)
Redeemable non-controlling interest		(19,376)
Non-controlling interests		(255)
Business acquisition total		(31,763)
Note consideration		(3,611)
Cash consideration, net of cash acquired		(108,245)
Acquisition date fair value of contingent consideration		(17,838)
Total purchase consideration		(129,694)
Acquired intangible assets		53,746
Goodwill		107,711
Acquisitions 2013 [Member]
Business Acquisition [Line Items]
Current assets	25,723
Long term assets	2,733
Current liabilities	(35,308)
Long-term liabilities	(18,155)
Redeemable non-controlling interest	(43,531)
Non-controlling interests	(3,629)
Business acquisition total	(72,167)
Note consideration	(776)
Cash consideration, net of cash acquired	(37,735)
Acquisition date fair value of contingent consideration	(9,556)
Total purchase consideration	(48,067)
Gain on revaluation of previously held equity investment	(820)
Acquired intangible assets	52,244
Goodwill	68,810
Acquisitions 2012 [Member]
Business Acquisition [Line Items]
Current assets			30,427
Long term assets			3,164
Current liabilities			(21,169)
Long-term liabilities			(1,080)
Redeemable non-controlling interest			(753)
Non-controlling interests			(1,153)
Business acquisition total			9,436
Note consideration			(655)
Cash consideration, net of cash acquired			(19,153)
Acquisition date fair value of contingent consideration			(1,944)
Total purchase consideration			(21,752)
Acquired intangible assets			7,420
Goodwill			$ 4,896